Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table (SCT) Total for First PEO(1)	Summary Compensation Table (SCT) Total for Second PEO(1)	Compensation actually paid to First PEO(1)(2)(3)	Compensation actually paid to Second PEO(1)(2)(3)	Average SCT Total for non-PEO NEOs[1]	Average Compensation actually paid to non-PEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ millions)	ENI EPS(5)
							TSR	Peer Group TSR
2025	$—	$10,504,228	$—	$10,504,228	$1,473,123	$1,841,641	$246	$203	$106.6	$3.25
2024	$792,500	$—	$792,500	$—	$1,409,761	$1,561,365	$138	$177	$86.8	$2.76
2023	$700,000	$—	$809,897	$—	$1,242,512	$1,091,027	$100	$135	$67.1	$1.78
2022	$700,000	$—	$(6,979,464)	$—	$1,345,000	$197,014	$107	$121	$100.6	$1.89
2021	$12,700,000	$—	$24,330,911	$—	$1,325,008	$2,407,172	$133	$135	$896.4	$1.47

Company Selected Measure Name	ENI EPS
Named Executive Officers, Footnote	Suren Rana (“First PEO”) was our PEO until December 31, 2024. Kelly Young (“Second PEO”) has been our PEO since January 1, 2025.The individuals comprising the non-PEO NEOs for each year presented are listed below.

2021 - 2024	2025
Richard Hart	Richard Hart
Christina Wiater	Christina Wiater
Scott Hynes

Peer Group Issuers, Footnote	The Peer Group TSR shown in this table utilizes the S&P 500 Financial Index Sector (the “Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report, for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 10,504,228	$ 792,500	$ 700,000	$ 700,000	$ 12,700,000
PEO Actually Paid Compensation Amount	$ 10,504,228	792,500	809,897	(6,979,464)	24,330,911
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions for the PEOs and the Non-PEO NEOs set forth below. Ms. Young, our PEO for 2025 was not granted any Company stock awards during 2025 and did not hold any such awards as of December 31, 2025 and therefore the exclusions and inclusions set forth below were not applicable. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,473,123	$(250,174)	$618,692	$1,841,641
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	$459,158	$164,150	$—	$(4,616)	$—	$—	$618,692

Non-PEO NEO Average Total Compensation Amount	$ 1,473,123	1,409,761	1,242,512	1,345,000	1,325,008
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,841,641	1,561,365	1,091,027	197,014	2,407,172
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions for the PEOs and the Non-PEO NEOs set forth below. Ms. Young, our PEO for 2025 was not granted any Company stock awards during 2025 and did not hold any such awards as of December 31, 2025 and therefore the exclusions and inclusions set forth below were not applicable. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,473,123	$(250,174)	$618,692	$1,841,641
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	$459,158	$164,150	$—	$(4,616)	$—	$—	$618,692

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years assuming $100 was invested on December 31, 2020, and the Peer Group’s TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our ENI EPS during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years assuming $100 was invested on December 31, 2020, and the Peer Group’s TSR over the five most recently completed fiscal years.

Tabular List, Table

PEO and Other NEOs
Economic Net Income (“ENI”) (1)
ENI Earnings Per Share (“ENI EPS”) (2)
Adjusted EBITDA (3)
Net Client Cash Flows
3-Year Relative TSR vs. the median of defined peer group (4)

Total Shareholder Return Amount	$ 246	138	100	107	133
Peer Group Total Shareholder Return Amount	203	177	135	121	135
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 106,600,000	$ 86,800,000	$ 67,100,000	$ 100,600,000	$ 896,400,000
Company Selected Measure Amount | $ / shares	3.25	2.76	1.78	1.89	1.47
PEO Name	Kelly Young
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.Net income is as reported in the Company’s Form 10-K for the relevant year.
Measure:: 1
Pay vs Performance Disclosure
Name	ENI Earnings Per Share (“ENI EPS”) (2)
Non-GAAP Measure Description	We determined ENI EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and other NEOs in 2025. ENI EPS is a non-GAAP financial measure. See Appendix B for 2025 GAAP EPS to ENI EPS reconciliation and discussion of why such non-GAAP financial measures may be useful to investors.
Measure:: 2
Pay vs Performance Disclosure
Name	Economic Net Income (“ENI”) (1)
Non-GAAP Measure Description	See Appendix B for 2025 GAAP Net Income to ENI reconciliation and discussion of why such non-GAAP financial measure may be useful to investors.
Measure:: 3
Pay vs Performance Disclosure
Non-GAAP Measure Description	See Appendix B for 2025 GAAP EPS to ENI EPS reconciliation and discussion of why such non-GAAP financial measure may be useful to investors.
(3) See Appendix B for 2025 GAAP net income attributable to controlling interests to EBITDA to Adjusted EBITDA to economic net income reconciliation and discussion of why such non-GAAP financial measure may be useful to investors.
(4) See Compensation Discussion & Analysis, 2025 Annual Incentive Compensation, for description of the defined peer group.

Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (250,174)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	618,692
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	459,158
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,150
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,616)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0